Summary of Significant Accounting Policies - Adoption of Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 132,173		$ 0
Lease liabilities	$ 138,211
Cumulative Effect, Period of Adoption, Adjustment
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets		$ 47,200
Lease liabilities		$ 49,400